Condensed Consolidated Changes in Stockholders' Deficit - USD ($)	Total	Common Stock [Member]	Preferred Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2019		62,410,452
Balance, amount at Dec. 31, 2019	$ (35,744)	$ 6,241	$ 0	$ (6,241)	$ (35,744)
Issuance of common stock for services	6,329	0	0	6,329	0
Accretion of stock-based	328	0	0	328	0
Net Loss	40,337	$ 0	0	0	40,337
Net Loss	40,337
Balance, Shares at Dec. 31, 2020		62,410,452
Balance, Amount at Dec. 31, 2020	11,250	$ 6,241	0	416	4,593
Accretion Of Stock-based Compensation	10,433	0	0	10,433	0
Net Loss	(66,551)	$ 0	0	0	(66,551)
Balance, Shares at Mar. 31, 2021		62,410,452
Balance, Amount at Mar. 31, 2021	(44,868)	$ 6,241	0	10,849	(61,958)
Balance, shares at Dec. 31, 2020		62,410,452
Balance, amount at Dec. 31, 2020	11,250	$ 6,241	0	416	4,593
Accretion of stock-based	204,217	0	0	204,217	0
Net Loss	(3,164,608)	0	0	0	(3,164,608)
Issuance of stock warrants for development of product	1,399,833	$ 0	0	1,399,833	0
Recapitalization of the Company, shares		33,203,512
Recapitalization of the Company, amount	(84,225)	$ 3,320	$ 0	(87,545)	0
Series D Preferred Stock issued for cash, shares			440,125
Series D Preferred Stock issued for cash, amount	6,601,745	$ 0	$ 44	6,601,701	0
Exercised. Option and Warrants, shares		4,958,833
Exercised. Option and Warrants, amount	1,285,344	$ 496	0	1,284,848	0
Issuance of common stock for license rights, shares		1,602,282
Issuance of common stock for license rights, amount	1,073,529	$ 160	$ 0	1,073,369	0
Conversion of convertible preferred shares into common stock, shares		20,642,667	(412,853)
Conversion of convertible preferred shares into common stock, amount	0	$ 2,064	$ (41)	(2,023)	0
Issuance of common stock, shares		2,500,000
Issuance of common stock, amount	5,000,000	$ 250	$ 0	4,999,750	0
Balance, Shares at Dec. 31, 2021		125,317,746	27,272
Balance, Amount at Dec. 31, 2021	12,327,085	$ 12,531	$ 3	15,474,566	(3,160,015)
Accretion Of Stock-based Compensation	97,558	0	0	97,558	0
Net Loss	$ (872,858)	$ 0	$ 0	0	(872,858)
Conversion Of Preferred Shares To Common Shares, Shares	1,363,149	1,363,149	(27,272)
Conversion Of Preferred Shares To Common Shares, Amount	$ 0	$ 136	$ 3	135	0
Balance, Shares at Mar. 31, 2022		126,680,895	0
Balance, Amount at Mar. 31, 2022	$ 11,551,785	$ 12,667		$ 15,571,989	$ (3,884,460)